Notes payable	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Notes Payable [Text Block]

Note 21 – Notes payable

Notes payable outstanding at December 31, 2013 and 2012, consisted of the following:

(In thousands)	2013	2012

Advances with the FHLB maturing from 2014 to 2021 paying interest at monthly fixed
rates ranging from 0.27% to 4.19% ( 2012 - 0.63% to 4.95%)	$589,229	$577,490

Term notes maturing in 2014 paying interest semiannually
at fixed rate of 7.47% ( 2012 - 5.25% to 7.86%)	675	236,620

Term notes maturing in 2014 paying interest monthly at a floating rate of 3.00%
over the 10-year U.S. Treasury note rate[1]	14	133

Junior subordinated deferrable interest debentures (related to trust preferred securities)
maturing from 2027 to 2034 with fixed interest rates ranging from 6.125% to 8.327%
(Refer to Note 23)	439,800	439,800

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $404,460 as of 2013 and $436,530 at
2012) with no stated maturity and a contractual fixed interest rate of 5.00% until, but
excluding December 5, 2013 and 9.00% thereafter (Refer to Note 23)[2]	531,540	499,470

Others	23,496	24,208
Total notes payable	$1,584,754	$1,777,721

[1] Note: The 10-year U.S. Treasury note rate at December 31, 2013 and December 31, 2012 was 3.03% and 1.76%, respectively.

[2] The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2013 and 2012.

The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2013.

Year	(In thousands)
2014	$127,308
2015	29,044
2016	215,201
2017	79,034
2018	125,547
Later years	477,080
No stated maturity	936,000
Subtotal	1,989,214
Less: Discount	404,460
Total notes payable	$1,584,754

At December 31, 2013, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $3.0 billion based on the assets pledged with the FHLB at that date (2012 - $2.8 billion). The FHLB advances at December 31, 2013 are collateralized with mortgage loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2013, the borrowing capacity at the discount window approximated $3.4 billion (2012 - $3.1 billion), which remained unused at December 31, 2013 and 2012. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.